Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited)

September 30, 2023

	Shares/ Principal	Fair Value
Variable Insurance Trusts - 77.8%
Debt Funds - 19.4%
MFS Total Return Bond Series, Class I *	1,284,660	$14,015,638
Equity Funds - 58.4%
American Century VP Mid Cap Value, Class I	116,292	2,059,527
American Century VP Value Fund, Class I	616,984	6,904,046
MFS Growth Series*	190,695	10,194,528
MFS VIT II - International Intrinsic Value Portfolio, Class I*	173,253	4,631,066
MFS VIT II Blended Research Core Equity Portfolio, Class I*	65,885	3,261,308
MFS VIT Mid Cap Growth Series*	272,487	2,065,453
Putnam VT Large Cap Growth Fund*	392,729	4,791,298
Putnam VT Large Cap Value Fund*	313,441	8,356,326
Total Equity Funds		42,263,552
Total Variable Insurance Trusts
(Cost - $51,098,587)		56,279,190
Exchange Traded Funds - 17.4%
Debt Funds - 5.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	43,462	2,165,712
iShares Core U.S. Aggregate Bond ETF	15,102	1,420,192
Total Debt Funds		3,585,904
Equity Funds - 12.4%
iShares Core MSCI EAFE ETF	96,628	6,218,012
iShares Core MSCI Emerging Markets ETF	14,758	702,333
iShares Core S&P Small-Cap ETF	21,861	2,062,148
Total Equity Funds		8,982,493
Total Exchange Traded Funds
(Cost - $12,619,242)		12,568,397
Short-Term Investments - 4.5%
Money Market Funds - 4.5%
Dreyfus Government Cash Management, 5.22%(a)	3,125,701	3,125,701
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 5.23%(a)	96,443	96,443

Total Short-Term Investments (Cost - $3,222,144)		3,222,144
Total Investments - 99.7%
(Cost - $66,939,973)		$72,069,731
Other Assets Less Liabilities - Net 0.3%		252,775
Total Net Assets - 100.0%		$72,322,506

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	3	12/15/2023	$269,790	$(165)
MSCI EAFE Future	Goldman Sachs & Co.	17	12/15/2023	1,735,275	2,240
MSCI Emerging Market Index Future	Goldman Sachs & Co.	2	12/15/2023	95,550	(150)
S&P 500 E-Mini Future	Goldman Sachs & Co.	12	12/15/2023	2,595,300	1,663
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	5	12/15/2023	1,260,200	(3,490)

TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$98